Condensed Consolidated Balance Sheets (Unaudited) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
ASSETS
Cash and cash equivalents	$ 63,615	$ 190,081	$ 18,334
Investments, available-for-sale (amortized cost of $133,549 and $32,349, respectively)	128,269	32,332
Receivables	13,710	3,896
Prepaid and other current assets	7,263	874	241
Total current assets	212,857	227,183	18,575
Operating lease right-of-use assets	15,937	16,093	612
Property, plant, and equipment, net of accumulated depreciation of $1,055 and $707, respectively	4,636	4,102	575
Goodwill	1,111	4,204
Intangible assets, net of accumulated amortization of $37 and $27, respectively	4,063	147
Restricted cash	1,500	1,500
Other long-term assets	16,063	4,219
Other long-term assets		4,366
Total assets	256,167	257,448	19,762
LIABILITIES, CONVERTIBLE PREFERRED STOCK AND SHAREHOLDERS’ EQUITY (DEFICIT)
Trade payables	2,294	4,645	307
Contract liabilities	7,866	513
Contract loss provisions	34,188	397
Debt, current portion			324
Accrued expenses and other current liabilities	6,266	6,974	525
Total current liabilities	50,614	12,529	1,156
Debt, net of current portion	31	35	87
Operating lease liabilities, net of current portion	15,091	14,183	403
Warrant liability	10,537	14,563	46
Other long-term liabilities	2,591	2,080
Total liabilities	78,864	43,390	1,692
Commitments and contingencies (see Note 9)
Convertible preferred stock – Preferred shares, $0.0001 par value; 10,000,000 shares authorized and no shares outstanding as of December 31, 2021; 121,348,911 shares authorized and 117,886,982 shares outstanding as of December 31, 2020 (see Note 5)			45,932
Shareholders’ equity (deficit)
Common stock, value	19	18	1
Additional paid-in capital	403,216	380,624	1,309
Accumulated other comprehensive loss	(384)	(4)
Accumulated deficit	(225,548)	(166,580)	(29,172)
Total shareholders’ equity	177,303	214,058	(27,862)
Total liabilities and shareholders’ equity	$ 256,167	$ 257,448	$ 19,762